Distribution Date:	12/15/23	Wells Fargo Commercial Mortgage Trust 2013-LC12
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2013-LC12
Revision - September 2023
Servicer sent through an additional ASER amount resulting in changes to the Class B interest paid.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 1	21		General Contact	(312) 332-7457
Specially Serviced Loan Detail - Part 2	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988QAA9	1.676000%	130,432,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988QAC5	3.531000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988QAE1	3.986000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94988QBG5	6.494070%	103,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	94988QBQ3	3.953782%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988QAG6	3.953782%	363,055,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94988QAL5	3.928000%	149,929,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94988QAN1	3.953782%	116,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.75%
B	94988QAQ4	3.953782%	88,072,000.00	64,396,869.79	531,843.07	212,175.99	0.00	0.00	744,019.06	63,865,026.72	76.29%	15.50%
C	94988QAS0	3.953782%	56,367,000.00	56,367,000.00	0.00	185,719.03	0.00	0.00	185,719.03	56,367,000.00	55.37%	11.50%
D	94988QAU5	3.953782%	66,936,000.00	66,936,000.00	0.00	220,541.96	0.00	0.00	220,541.96	66,936,000.00	30.52%	6.75%
E	94988QAW1	3.500000%	28,183,000.00	28,183,000.00	0.00	45,746.21	0.00	0.00	45,746.21	28,183,000.00	20.06%	4.75%
F	94988QAY7	3.500000%	14,092,000.00	14,092,000.00	0.00	0.00	0.00	0.00	0.00	14,092,000.00	14.83%	3.75%
G	94988QBA8	3.500000%	52,843,821.00	39,946,681.20	0.00	0.00	0.00	0.00	0.00	39,946,681.20	0.00%	0.00%
V	94988QBN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988QBL4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,409,166,823.01	269,921,550.99	531,843.07	664,183.19	0.00	0.00	1,196,026.26	269,389,707.92

X-A	94988QBC4	3.953782%	986,416,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94988QBE0	0.453782%	95,118,821.00	82,221,681.20	0.00	31,092.27	0.00	0.00	31,092.27	82,221,681.20
Notional SubTotal			1,081,534,821.00	82,221,681.20	0.00	31,092.27	0.00	0.00	31,092.27	82,221,681.20

Deal Distribution Total					531,843.07	695,275.46	0.00	0.00	1,227,118.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988QAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988QAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988QAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94988QBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	94988QBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988QAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94988QAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94988QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94988QAQ4	731.18436949	6.03873047	2.40911970	0.00000000	0.00000000	0.00000000	0.00000000	8.44785017	725.14563902
C	94988QAS0	1,000.00000000	0.00000000	3.29481842	0.00000000	0.00000000	0.00000000	0.00000000	3.29481842	1,000.00000000
D	94988QAU5	1,000.00000000	0.00000000	3.29481833	0.00000000	0.00000000	0.00000000	0.00000000	3.29481833	1,000.00000000
E	94988QAW1	1,000.00000000	0.00000000	1.62318454	1.29348224	71.48809921	0.00000000	0.00000000	1.62318454	1,000.00000000
F	94988QAY7	1,000.00000000	0.00000000	0.00000000	2.91666690	105.90710971	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988QBA8	755.93854578	0.00000000	0.00000000	2.20482069	104.56659729	0.00000000	0.00000000	0.00000000	755.93854578
V	94988QBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94988QBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988QBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94988QBE0	864.41022224	0.00000000	0.32687821	0.00000000	0.00000000	0.00000000	0.00000000	0.32687821	864.41022224

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	11/01/23 - 11/30/23	30	0.00	31,092.27	0.00	31,092.27	0.00	0.00	0.00	31,092.27	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	11/01/23 - 11/30/23	30	0.00	212,175.99	0.00	212,175.99	0.00	0.00	0.00	212,175.99	0.00
C	11/01/23 - 11/30/23	30	0.00	185,719.03	0.00	185,719.03	0.00	0.00	0.00	185,719.03	0.00
D	11/01/23 - 11/30/23	30	0.00	220,541.96	0.00	220,541.96	0.00	0.00	0.00	220,541.96	0.00
E	11/01/23 - 11/30/23	30	1,978,294.89	82,200.42	0.00	82,200.42	36,454.21	0.00	0.00	45,746.21	2,014,749.10
F	11/01/23 - 11/30/23	30	1,451,341.32	41,101.67	0.00	41,101.67	41,101.67	0.00	0.00	0.00	1,492,442.99
G	11/01/23 - 11/30/23	30	5,409,187.40	116,511.15	0.00	116,511.15	116,511.15	0.00	0.00	0.00	5,525,698.55
Totals			8,838,823.61	889,342.49	0.00	889,342.49	194,067.03	0.00	0.00	695,275.46	9,032,890.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94988QAN1	N/A	116,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94988QAQ4	3.953782%	88,072,000.00	64,396,869.79	531,843.07	212,175.99	0.00	0.00	744,019.06	63,865,026.72
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94988QAS0	3.953782%	56,367,000.00	56,367,000.00	0.00	185,719.03	0.00	0.00	185,719.03	56,367,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			260,696,000.03	120,763,869.79	531,843.07	397,895.02	0.00	0.00	929,738.09	120,232,026.72

Exchangeable Certificate Details
PEX	94988QBJ9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94988QBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	1,227,118.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	894,946.29	Master Servicing Fee	4,401.06
Interest Reductions due to Nonrecoverability Determination	(23,602.98)	Certificate Administrator Fee	683.80
Interest Adjustments	0.00	Trustee Fee	80.98
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	112.47
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	227.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	871,343.31	Total Fees	5,506.17

Principal		Expenses/Reimbursements
Scheduled Principal	410,319.89	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	154,271.29
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,290.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	117,580.85	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	3,942.33	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	531,843.07	Total Expenses/Reimbursements	170,561.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	695,275.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	531,843.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,227,118.53
Total Funds Collected	1,403,186.38	Total Funds Distributed	1,403,186.38

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	269,921,550.99	269,921,550.99	Beginning Certificate Balance	269,921,550.99
(-) Scheduled Principal Collections	410,319.89	410,319.89	(-) Principal Distributions	531,843.07
(-) Unscheduled Principal Collections	117,580.85	117,580.85	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	3,942.33	3,942.33	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	269,389,707.92	269,389,707.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	273,659,125.58	273,659,125.58	Ending Certificate Balance	269,389,707.92
Ending Actual Collateral Balance	273,271,607.08	273,271,607.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.95%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	75,367,104.10	27.98%	(5)	4.3287	0.674540
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	76,512,914.65	28.40%	(6)	3.8390	1.523700
4,000,001 to 5,000,000	1	4,509,262.99	1.67%	(7)	4.2570	1.648200	1.61 to 1.70	1	4,509,262.99	1.67%	(7)	4.2570	1.648200
5,000,001 to 6,000,000	1	5,858,030.71	2.17%	(6)	4.8350	(0.339500)	1.71 to 1.80	1	78,702,784.10	29.22%	(31)	3.6580	1.762400
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	25,187,630.34	9.35%	(6)	4.1360	1.889800
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.50	1	9,110,011.74	3.38%	(5)	4.4440	2.494400
9,000,001 to 10,000,000	1	9,110,011.74	3.38%	(5)	4.4440	2.494400	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
20,000,001 to 30,000,000	1	25,187,630.34	9.35%	(6)	4.1360	1.889800
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 80,000,000	3	224,724,772.14	83.42%	(14)	3.9139	1.371079
80,000,0001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Maryland	1	78,702,784.10	29.22%	(31)	3.6580	1.762400
							Lodging	1	5,858,030.71	2.17%	(6)	4.8350	(0.339500)
Montana	1	69,509,073.39	25.80%	(5)	4.2860	0.760000
							Office	2	25,621,679.37	9.51%	(6)	4.1412	1.900042
New York	2	31,045,661.05	11.52%	(6)	4.2679	1.469152
							Retail	13	229,234,035.12	85.09%	(14)	3.9206	1.376530
North Carolina	1	76,512,914.65	28.40%	(6)	3.8390	1.523700
							Totals	16	269,389,707.92	100.00%	(13)	3.9783	1.425008
Ohio	1	516,277.94	0.19%	(7)	4.2570	1.648200

Texas	3	1,326,638.24	0.49%	(7)	4.2570	1.648200

Virginia	1	434,049.03	0.16%	(5)	4.4440	2.494400

Wisconsin	6	2,666,346.81	0.99%	(7)	4.2570	1.648200

Totals	16	269,389,707.92	100.00%	(13)	3.9783	1.425008

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	1	78,702,784.10	29.22%	(31)	3.6580	1.762400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	76,512,914.65	28.40%	(6)	3.8390	1.523700	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	25,187,630.34	9.35%	(6)	4.1360	1.889800	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	83,128,348.12	30.86%	(5)	4.3017	0.998252	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
	4.751% to 5.000%	1	5,858,030.71	2.17%	(6)	4.8350	(0.339500)	Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	269,389,707.92	100.00%	(13)	3.9783	1.425008	Interest Only	1	78,702,784.10	29.22%	(31)	3.6580	1.762400
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	10,367,293.70	3.85%	(6)	4.5836	0.525052
	Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008	180 months to 240 months	4	180,319,630.12	66.94%	(6)	4.0834	1.329490
								240 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	269,389,707.92	100.00%	(13)	3.9783	1.425008			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	269,389,707.92	100.00%	(13)	3.9783	1.425008
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1C	28020338	OF	Glen Allen	VA	Actual/360	4.444%	34,239.28	135,517.22	0.00	07/06/23	07/06/43	--	9,245,528.96	9,110,011.74	12/06/23
2	440000236	RT	Pineville	NC	Actual/360	3.839%	245,340.69	176,021.54	0.00	N/A	06/01/23	--	76,688,936.19	76,512,914.65	11/01/23
5	310920047	RT	Baltimore	MD	Actual/360	3.658%	239,924.34	3,942.33	3,942.33	N/A	05/01/21	--	78,706,726.43	78,702,784.10	12/01/23
6	440000242	RT	Billings	MT	Actual/360	4.286%	248,733.57	131,684.71	0.00	N/A	07/01/23	--	69,640,758.10	69,509,073.39	12/01/22
13	28000337	OF	Jamaica	NY	Actual/360	4.136%	86,981.90	48,899.03	0.00	N/A	06/06/23	06/06/24	25,236,529.37	25,187,630.34	12/06/23
40	28000336	LO	Long Island City	NY	Actual/360	4.835%	0.00	0.00	0.00	N/A	06/06/23	--	5,858,030.71	5,858,030.71	05/06/20
44	28000322	RT	Various	Various	Actual/360	4.257%	16,123.53	35,778.24	0.00	05/06/23	05/06/38	--	4,545,041.23	4,509,262.99	12/06/23
Totals							871,343.31	531,843.07	3,942.33				269,921,550.99	269,389,707.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1C	1,826,742.89	1,426,117.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,427,106.40	7,935,686.00	01/01/23	06/30/23	08/11/23	15,029,287.18	0.00	420,084.08	420,084.08	0.00	0.00
5	13,198,599.00	0.00	--	--	10/11/23	35,737,325.69	1,373,622.23	0.00	0.00	0.00	0.00
6	0.00	2,063,810.06	01/01/23	06/30/23	11/13/23	43,395,581.13	5,010,063.14	0.00	0.00	0.00	0.00
13	3,723,606.00	1,670,348.00	01/01/23	06/30/23	08/11/23	0.00	0.00	0.00	0.00	0.00	0.00
40	(100,087.00)	(37,179.00)	01/01/23	06/30/23	08/11/23	0.00	0.00	(121.21)	1,881,691.12	703,237.86	0.00
44	811,104.35	574,306.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	34,887,071.64	13,633,089.57				94,162,194.00	6,383,685.37	419,962.87	2,301,775.20	703,237.86	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1C	28020338	103,588.67	Partial Liquidation (Curtailment)	0.00	0.00
44	28000322	13,992.18	Partial Liquidation (Curtailment)	0.00	0.00
Totals		117,580.85		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,509,073.39	0	0.00	2	117,580.85	0	0.00	3.978341%	3.716068%	(13)
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,640,758.10	1	25,236,529.37	2	122,200.17	0	0.00	3.978695%	3.716555%	(12)
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,763,697.95	0	0.00	2	163,417.12	0	0.00	3.979039%	3.717035%	(11)
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	69,894,476.46	0	0.00	2	307,691.61	0	0.00	3.979501%	3.717665%	(10)
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	70,016,483.35	0	0.00	1	26,142.27	0	0.00	3.980224%	3.718682%	(9)
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	70,138,041.60	0	0.00	1	215,983.65	3	24,250,974.23	4.022459%	3.782484%	(7)
06/16/23	0	0.00	0	0.00	1	70,267,487.84	0	0.00	1	70,267,487.84	0	0.00	1	504.45	1	3,321,314.52	4.223911%	4.041202%	(4)
05/17/23	0	0.00	0	0.00	2	76,354,440.62	0	0.00	1	70,388,123.11	0	0.00	0	0.00	3	8,402,155.91	4.321125%	4.199117%	(2)
04/17/23	0	0.00	0	0.00	2	76,504,870.78	0	0.00	1	70,516,679.32	0	0.00	0	0.00	4	28,247,603.03	4.282160%	4.180210%	(1)
03/17/23	0	0.00	0	0.00	2	76,645,572.08	0	0.00	1	70,636,398.28	0	0.00	0	0.00	3	57,578,154.53	4.311761%	4.223861%	0
02/17/23	0	0.00	0	0.00	2	76,892,393.88	0	0.00	1	70,859,904.22	0	0.00	1	2,840,388.05	3	74,935,716.73	4.346979%	4.264285%	1
01/18/23	0	0.00	0	0.00	2	77,031,649.42	0	0.00	1	70,978,361.09	0	0.00	0	0.00	5	78,555,723.96	4.312392%	4.235563%	3
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	440000236	11/01/23	0	5	420,084.08	420,084.08	0.00	76,688,936.19	05/24/23	13
6	440000242	12/01/22	11	5	0.00	0.00	0.00	71,096,382.37	05/18/20	7			12/07/21
40	28000336	05/06/20	42	5	(121.21)	1,881,691.12	1,699,105.75	6,688,837.91	05/26/20	2
Totals					419,962.87	2,301,775.20	1,699,105.75	154,474,156.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		230,582,803	78,702,784	82,370,945		69,509,073
0 - 6 Months		25,187,630	25,187,630	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		13,619,275	13,619,275	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	269,389,708	194,022,604	0	0	5,858,031	69,509,073
Nov-23	269,921,551	117,733,826	76,688,936	0	5,858,031	69,640,758
Oct-23	270,435,257	117,957,302	0	0	82,714,257	69,763,698
Sep-23	271,031,473	118,225,504	0	0	82,911,493	69,894,476
Aug-23	271,747,509	93,255,500	0	0	108,475,526	70,016,483
Jul-23	299,468,949	120,623,086	0	0	108,707,822	70,138,042
Jun-23	443,645,605	252,755,469	0	0	120,622,648	70,267,488
May-23	526,897,048	450,542,607	0	0	5,966,318	70,388,123
Apr-23	668,350,079	591,845,208	0	0	5,988,191	70,516,679
Mar-23	725,043,029	648,397,457	0	0	6,009,174	70,636,398
Feb-23	804,778,906	727,886,512	0	0	6,032,490	70,859,904
Jan-23	901,507,257	824,475,607	0	0	6,053,288	70,978,361
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000236	76,512,914.65	76,688,936.19	135,000,000.00	07/07/23	7,490,572.00	1.52370	06/30/23	06/01/23	234
5	310920047	78,702,784.10	80,000,000.00	95,000,000.00	08/21/23	12,419,317.00	1.76240	12/31/22	05/01/21	I/O
6	440000242	69,509,073.39	71,096,382.37	36,400,000.00	09/19/23	1,734,910.06	0.76000	06/30/23	07/01/23	234
13	28000337	25,187,630.34	25,187,630.34	44,800,000.00	07/12/23	1,540,809.00	1.88980	06/30/23	06/06/23	234
40	28000336	5,858,030.71	6,688,837.91	12,000,000.00	06/01/23	(93,718.50)	(0.33950)	06/30/23	06/06/23	173
Totals		255,770,433.19	259,661,786.81	323,200,000.00		23,091,889.56

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	440000236	RT	NC	05/24/23	13

Loan recently transferred to the special servicer due to Imminent Monetary Default due to the 6/1/2023 maturity date. Special servicer and the Borrower parties have engaged in discussions with respect to a modification of the loan. Discussions

	remain ongoing.

5	310920047	RT	MD	08/27/20	13
	Receiver was appointed on 1/26/23 and lender is evaluating collateral, including leasing and potential loan assumption.

6	440000242	RT	MT	05/18/20	7

The Property became REO in December 2021. REO and the leasing agent have been successful with securing renewals as well as identifying and executing new leases. REO will continue to work on leasing up the vacancies including the 61k

	sf vacant anchor box . The plan is to sell the asset in Q4 2024.

13	28000337	OF	NY	04/10/23	4

The Loan transferred to SS due to Imminent Monetary Default ahead of maturity in 6/2023. A PNL was executed by Borrower. Special Servicer and Borrower agreed on terms and a loan modification and extension closed in 11/2023. The loan is

	in the process of being returned to the MS.

40	28000336	LO	NY	05/26/20	2

A receivership order was entered on 11/4/2021. Special Servicer continues to move forward with a foreclosure strategy. On 2/21/2023, the Federal court denied prospect buyer's motion to dismiss and lifted stay of the foreclosure. Lender can now proceed with foreclosure litigation in Federal court. The Court has granted lender's request to amend the complaint to encompass the new mortgage and Special Servicer has served the new defendant who is out of the country. Motion for

	summary judgment briefing schedule was pushed twice, and final filings were submitted by 10/25/2023. Foreclosure litigation remains ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000338	0.00	4.44400%	0.00	4.44400%	2	03/22/20	04/06/20	04/13/20
13	28000337	0.00	4.13600%	0.00	4.13600%	1	11/06/23	11/06/23	--
42	28000317	0.00	4.30000%	0.00	4.30000%	10	09/06/21	04/06/20	11/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	28000214	03/17/20	10,429,016.68	6,500,000.00	6,143,280.37	6,143,280.37	6,143,280.37	0.00	10,429,016.68	0.00	1,250,101.23	9,178,915.45	74.62%
26	310918513	07/17/23	9,409,130.18	21,500,000.00	9,544,920.57	184,493.43	9,544,920.57	9,360,427.14	48,703.04	0.00	(7,715.00)	56,418.04	0.49%
28	28000320	02/18/21	8,651,301.48	6,500,000.00	7,104,159.88	1,597,112.58	7,104,159.88	5,507,047.30	3,144,254.18	0.00	43,739.15	3,100,515.03	28.97%
39	440000240	05/17/22	6,422,268.95	6,000,000.00	6,799,113.61	249,642.69	6,799,113.61	6,549,470.92	0.00	0.00	0.00	0.00	0.00%
42	28000317	07/17/23	6,247,284.35	12,700,000.00	6,464,865.10	144,616.77	6,464,865.10	6,320,248.33	0.00	0.00	0.00	0.00	0.00%
50	310919345	08/17/22	4,134,010.98	3,700,000.00	4,572,734.13	1,005,843.15	4,572,734.13	3,566,890.98	567,120.00	0.00	486,201.01	80,918.99	1.30%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			45,293,012.62	56,900,000.00	40,629,073.66	9,324,988.99	40,629,073.66	31,304,084.67	14,189,093.90	0.00	1,772,326.39	12,416,767.51

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	28000214	08/17/23	0.00	0.00	9,178,915.45	0.00	0.00	(2,507.67)	0.00	0.00	9,658,187.16
		04/17/23	0.00	0.00	9,181,423.12	0.00	0.00	(17,951.82)	0.00	0.00
		10/17/22	0.00	0.00	9,199,374.94	0.00	0.00	(1,229,641.74)	0.00	0.00
		03/17/20	0.00	0.00	10,429,016.68	0.00	0.00	10,429,016.68	0.00	479,271.71
26	310918513	10/17/23	0.00	0.00	56,418.04	0.00	0.00	7,715.00	0.00	0.00	56,418.04
		07/17/23	0.00	0.00	48,703.04	0.00	0.00	48,703.04	0.00	0.00
28	28000320	08/17/23	0.00	0.00	3,100,515.03	0.00	0.00	92.92	0.00	0.00	3,100,515.03
		03/17/23	0.00	0.00	3,100,422.11	0.00	0.00	(43,832.07)	0.00	0.00
		02/18/21	0.00	0.00	3,144,254.18	0.00	0.00	3,144,254.18	0.00	0.00
39	440000240	05/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	28000317	07/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	310919345	04/17/23	0.00	0.00	80,918.99	0.00	0.00	(486,201.01)	0.00	0.00	80,918.99
		08/17/22	0.00	0.00	567,120.00	0.00	0.00	567,120.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,416,767.51	0.00	0.00	12,416,767.51	0.00	479,271.71	12,896,039.22

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	15,976.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	16,397.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	14,508.49	0.00	0.00	154,271.29	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	(31,812.61)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,220.42	0.00	0.00	0.00	0.00	23,602.98	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,290.39	0.00	0.00	154,271.29	0.00	23,602.98	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		194,164.66

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27